MASSMUTUAL PREMIER FUNDS

MassMutual Premier Disciplined Value Fund

Supplement dated May 28, 2015 to the

Prospectus dated February 2, 2015 and the

Summary Prospectus dated February 2, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MassMutual Premier Disciplined Value Fund (the “Fund”) to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been removed as described below. This change will take effect no earlier than 60 days from the date of this supplement as described below.

On or about July 27, 2015, the following information will replace the information found under Investment Objective for the Fund (Page 58 of the Prospectus):

This Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Value Index*.

On or about July 27, 2015, the following information will replace the information found under Principal Investment Strategies for the Fund (Page 59 of the Prospectus):

Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser considers to be undervalued. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund may use futures contracts as a substitute for direct investments in order to help manage cash flows. Use of derivatives by the Fund may create investment leverage.

The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), attempts to identify stocks that it believes have the potential to outperform the benchmark over time. Based on its view of these securities, Babson Capital seeks to construct a broadly diversified portfolio that it believes may have the potential to produce higher returns than the benchmark. Babson Capital will typically build portfolios by analyzing the underlying merits of each issue to build a portfolio. Babson Capital may also consider stocks not included in the benchmark but with similar market capitalizations. Babson Capital does not use market timing or macroeconomic forecasting in constructing the Fund’s portfolio.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M 215 – 01

DVF-15-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Disciplined Growth Fund

Supplement dated May 28, 2015 to the

Prospectus dated February 2, 2015 and the

Summary Prospectus dated February 2, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and any Previous Supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus and any Previous Supplements.

The 80% test relating the name of the MassMutual Premier Disciplined Growth Fund (the “Fund”) to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been removed as described below. This change will take effect no earlier than 60 days from the date of this supplement as described below.

On or about July 27, 2015, the following information will replace the information found under Investment Objective for the Fund (Page 66 of the Prospectus):

This Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Growth Index*.

On or about July 27, 2015, the following information will replace the information found under Principal Investment Strategies for the Fund (Page 67 of the Prospectus):

Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser believes offer the potential for long-term growth. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund may use futures contracts as a substitute for direct investments in order to help manage cash flows. Use of derivatives by the Fund may create investment leverage.

The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), attempts to identify stocks that it believes may have the potential to outperform the benchmark over time. Based on its view of these securities, Babson Capital seeks to construct a broadly diversified portfolio that it believes may have the potential to produce higher returns than the benchmark. Babson Capital will typically build portfolios by analyzing the underlying merits of each issue to build a portfolio. Babson Capital may also consider stocks not included in the benchmark but with similar market capitalizations. Babson Capital does not use market timing or macroeconomic forecasting in constructing the Fund’s portfolio.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M 215 – 02

DGF 15-01